Income Taxes - Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.			$ (154,571)	$ (198,245)
Foreign			1,967	1,000
Loss before income taxes	$ (14,154)	$ (29,140)	$ (152,604)	$ (197,245)